Accounts Payable and Accrued Liabilities	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities
4.	Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities consisted of the following:

	June 30,	March 31,
	2017	2017
Accounts payable	$2,786,643	$3,569,011
Advance capitation payment to APAACO from CMS	9,292,564	-
Accrued compensation	3,297,093	2,860,340
Income taxes payable	333	20,827
Accrued interest	192,895	54,158
Accrued professional fees	643,455	1,379,037
	$16,212,983	$7,883,373

Total accounts payable and accrued liabilities for the six months ended June 30, 2017 increased approximately $8.3 million, or 105.7%, as compared to the same period of 2016, due to the new APAACO NGACO contract with CMS.

5. Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities consisted of the following:

	As of
	March 31,
	2017	2016
Accounts payable	$3,569,011	$2,036,615
Physician share of MSSP	-	62,000
Accrued compensation	2,860,340	2,156,339
Income taxes payable	20,827	110,653
Accrued interest	54,158	4,500
Accrued professional fees	1,379,037	202,200

	$7,883,373	$4,572,307